Consolidated shareholders' equity	6 Months Ended
Jun. 30, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Consolidated shareholders' equity
B.8. Consolidated shareholders’ equity
B.8.1. Share capital
As of June 30, 2026, the share capital was €2,428,198,054 and consisted of 1,214,099,027 shares (the total number of shares outstanding) with a par value of €2.
Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
June 30, 2026	16.03	1.320%
December 31, 2025	11.96	0.981%
June 30, 2025	10.66	0.868%
January 1, 2025	9.53	0.755%
A total of 30,070 shares were issued in the first half of 2026 as a result of the exercise of Sanofi stock subscription options.
In addition, 3,072,520 shares vested under Sanofi restricted share plans during the first half of 2026, of which 1,886,523 were fulfilled by issuance of new shares and 1,185,997 by allotment of existing shares free of charge.
B.8.2. Repurchase of Sanofi shares
On April 30, 2025, the Annual General Meeting of Sanofi shareholders authorized a share repurchase program for a period of 18 months. Under that program, Sanofi repurchased 12,571,455 of its own shares during the first half of 2026 for a total amount of €1,003 million.
During the meeting of the Board of Directors on January 29, 2025, the Board authorized Sanofi to repurchase the Company's shares, for an amount not exceeding €5 billion, under the terms and conditions set by the General Meeting of April 30, 2024 in its 19th resolution. As part of this authorization, Sanofi entered into a share buyback agreement with its historical shareholder L'Oréal on February 2, 2025 for the acquisition of 2.34% of Sanofi’s share capital, equivalent to 29,556,650 shares, for a total amount of approximately €3 billion, representing a price of €101.50 per share. The conclusion of that agreement was approved by the Board of Directors on the same day prior to the signing of the agreement, and in accordance with the procedure set forth in Articles L. 225-38 et seq. of the French Commercial Code.
On April 29, 2026, the Annual General Meeting of Sanofi shareholders authorized a share repurchase program for a period of 18 months. Sanofi did not use that authorization during the first half of 2026.
B.8.3. Reduction in share capital
During the first half of 2026, treasury shares amounting to €596 million were cancelled further to decisions taken by the Sanofi Board of Directors on March 4, 2026.
Those reductions have no impact on shareholders’ equity, except for the impact of the tax on share cancellations.
B.8.4. Restricted share plans
Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. to the consolidated financial statements for the year ended December 31, 2025. The principal features of the plans awarded in 2026 are set forth below:

2026
Type of plan	Performance share plan
Date of Board meeting approving the plan	April, 29, 2026
Date of Board meeting approving the plans awarded to the Chief Executive Officer	May 1, 2026
Total number of shares subject to a 3-year service period	5,087,518
Of which with no market condition	3,367,862
Fair value per share awarded (a)	€65.86
Of which with market conditions	1,719,656
Fair value per share awarded other than to the Chief Executive Officer (1,674,656 shares in total) (b)	€57.99
Fair value per share awarded to the Chief Executive Officer (45,000 shares) (b)	€53.46
Total number of shares subject to a 5-year service period	180,000
Fair value per share awarded to the Chief Executive Officer (180,000 shares) (c)	€40.46
Fair value of plans at the date of grant (€ million)	329
(a)Quoted market price per share at the date of grant, adjusted for dividends expected during the vesting period.
(b) Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period of 3 years.
(c) Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period of 5 years.

The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	June 30, 2026	June 30, 2025
Total expense for restricted share plans (€ million)	138	146
Number of shares not yet fully vested	12,995,668	11,550,347
Under 2026 plans	5,267,518	—
Under 2025 plans	3,897,342	4,020,451
Under 2024 plans	3,772,461	4,110,089
Under 2023 plans	58,347	3,313,588
Under 2022 plans	—	106,219
B.8.5. Employee stock purchase plans
On January 28, 2026, the Sanofi Board of Directors approved an employee stock purchase plan, offering employees the opportunity to subscribe for new Sanofi shares at a price of €59.87 per share. The subscription period was open from June 9 through June 29, 2026. Sanofi employees subscribed for a total of 2,431,494 shares, and the resulting capital increase was supplemented by the immediate issuance of a further 104,327 shares for the employer’s contribution. The total expense recognized for this plan in the first half of 2026 was €46 million, determined in accordance with IFRS 2 (Share-Based Payment) on the basis of the discount granted to the employees.
On January 29, 2025, the Sanofi Board of Directors approved an employee stock purchase plan, offering employees the opportunity to subscribe for new Sanofi shares at a price of €72.97 per share. The subscription period was open from June 10 through June 30, 2025. Sanofi employees subscribed for a total of 2,260,776 shares, and the resulting capital increase was supplemented by the immediate issuance of a further 116,794 shares for the employer’s contribution. The total expense recognized for this plan in the first half of 2025 was €31 million, determined in accordance with IFRS 2 (Share-Based Payment) on the basis of the discount granted to the employees.
B.8.6. Stock subscription option plans
No stock subscription option plans were awarded in the first half of 2026 or in 2025.
No further stock option plan expenses were recognized through equity in either the first half of 2026 or 2025.
The table below provides summary information about options outstanding and exercisable as of June 30, 2026:

Range of exercise prices per share	Outstanding			Exercisable
	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €60.00 to €70.00 per share	168,784	1.84	65.84	168,784	65.84
From €70.00 to €80.00 per share	213,400	2.84	76.71	213,400	76.71
From €80.00 to €90.00 per share	257,010	0.86	88.97	257,010	88.97
Total	639,194			639,194
B.8.7. Earnings per share
Net income:

(€ million)	June 30, 2026 (6 months)	June 30, 2025 (6 months)
Net income attributable to equity holders of Sanofi	1,957.0	5,812.0
of which net income from continuing operations	1,931.0	2,941.0
of which net income from discontinued operations	26.0	2,871.0
Number of shares:

(number of shares in million)	June 30, 2026 (6 months)	June 30, 2025 (6 months)
Average number of shares outstanding	1,200.4	1,225.5
Adjustment for stock options with dilutive effect	—	0.1
Adjustment for restricted shares	5.1	5.1
Average number of shares used to compute diluted earnings per share	1,205.5	1,230.7
As of June 30, 2026 and June 30, 2025, all stock options were taken into account in computing diluted earnings per share because they all had a dilutive effect.
Earnings per share:
Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(in euros)	June 30, 2026 (6 months)	June 30, 2025 (6 months)
•Basic earnings per share from continuing operations (€)	1.61	2.40
•Basic earnings per share from discontinued operations (€)	0.02	2.34
Basic earnings per share (€)	1.63	4.74
•Diluted earnings per share from continuing operations (€)	1.60	2.39
•Diluted earnings per share from discontinued operations (€)	0.02	2.33
Diluted earnings per share (€)	1.62	4.72
B.8.8. Other comprehensive income
Movements within other comprehensive income are shown below:

(€ million)	June 30, 2026 (6 months)	June 30, 2025 (6 months)
Actuarial gains/(losses):
▪Actuarial gains/(losses) excluding investments accounted for using the equity method	157	105
▪Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	1	1
▪Tax effects	(20)	(25)
Equity instruments included in financial assets and financial liabilities:
▪Change in fair value (excluding investments accounted for using the equity method)	175	222
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—
▪Equity risk hedging instruments designated as fair value hedges	—	—
▪Tax effects	(23)	(60)
Items not subsequently reclassifiable to profit or loss	290	243
Debt instruments included in financial assets:
▪Change in fair value (excluding investments accounted for using the equity method) (a)	5	3
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—
▪Tax effects	—	—
Cash flow hedges and fair value hedges:
▪Change in fair value (excluding investments accounted for using the equity method) (b)	5	(23)
▪Change in fair value (investments accounted for using the equity method, net of taxes)	9	—
▪Tax effects	(2)	6
Change in currency translation differences:
▪Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method) (c)	1,747	(5,266)
▪Currency translation differences (investments accounted for using the equity method)	55	(26)
▪Hedges of net investments in foreign operations	(489)	390
▪Tax effects	(3)	(101)
Items subsequently reclassifiable to profit or loss	1,327	(5,017)
(a)Includes reclassifications to profit or loss: immaterial over all periods.
(b)Includes reclassifications to profit or loss: €1 million in the first half of 2026; €2 million in the first half of 2025.
(c)Currency translation differences on foreign subsidiaries are mainly due to the appreciation of the US dollar.
Includes reclassifications to profit or loss: a €146 million loss in the first half of 2026 and a €459 million loss in the first half of 2025 relating to the deconsolidation of Opella